Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have a formal policy, which we adopted in 2018, for the timing of annual equity award grants to our employees, including our executive officers, to provide for a consistent grant process and to ensure the integrity and efficiency of the equity award process. Under this policy, annual equity awards are typically granted on the date that our Board approves the annual equity award to our Chief Executive Officer, or if our Board determines not to grant such award, on the date our Board makes such determination, which is usually the first regularly scheduled meeting of our Board each fiscal year. The Compensation Committee may change the annual grant date for any particular year if the Compensation Committee determines that granting annual awards on the date such awards would otherwise be granted under the policy would not be in the company’s best interest. The timing of equity award grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award and is typically approved by the Compensation Committee or, for awards to newly-hired employees at the vice president level and below, by our Chief Executive Officer pursuant to a delegation of authority from our Compensation Committee. The grant date for equity award grants to newly-hired employees is typically the date on which they commence employment with us. Under our non-employee director compensation policy, annual stock option awards are granted on the date of each annual meeting of stockholders to each non-employee director who has served on our Board for at least six months (and, if up for election at such annual meeting, is elected at such annual meeting), and each director newly elected is granted a stock option in connection with their election. Our Board or Compensation Committee may also approve equity award grants at other times as they deem appropriate. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
Our Board and Compensation Committee consider whether there is any material nonpublic information about us when determining the timing of stock option grants and do not seek to time the award of stock options in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted any equity awards under our equity compensation plans other than stock options.

Award Timing Method
We have a formal policy, which we adopted in 2018, for the timing of annual equity award grants to our employees, including our executive officers, to provide for a consistent grant process and to ensure the integrity and efficiency of the equity award process. Under this policy, annual equity awards are typically granted on the date that our Board approves the annual equity award to our Chief Executive Officer, or if our Board determines not to grant such award, on the date our Board makes such determination, which is usually the first regularly scheduled meeting of our Board each fiscal year. The Compensation Committee may change the annual grant date for any particular year if the Compensation Committee determines that granting annual awards on the date such awards would otherwise be granted under the policy would not be in the company’s best interest. The timing of equity award grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award and is typically approved by the Compensation Committee or, for awards to newly-hired employees at the vice president level and below, by our Chief Executive Officer pursuant to a delegation of authority from our Compensation Committee. The grant date for equity award grants to newly-hired employees is typically the date on which they commence employment with us. Under our non-employee director compensation policy, annual stock option awards are granted on the date of each annual meeting of stockholders to each non-employee director who has served on our Board for at least six months (and, if up for election at such annual meeting, is elected at such annual meeting), and each director newly elected is granted a stock option in connection with their election. Our Board or Compensation Committee may also approve equity award grants at other times as they deem appropriate. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
Our Board and Compensation Committee consider whether there is any material nonpublic information about us when determining the timing of stock option grants and do not seek to time the award of stock options in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted any equity awards under our equity compensation plans other than stock options.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Board and Compensation Committee consider whether there is any material nonpublic information about us when determining the timing of stock option grants and do not seek to time the award of stock options in relation to our public disclosure of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false